Estimated Useful Lives Of Property, Plant And Equipment (Detail)	12 Months Ended
Dec. 31, 2014
Buildings
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	30 years
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	20 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	33 years
Plant and machinery | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	10 years
Plant and machinery | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	15 years
Furniture, fixture and office equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	5 years
Motor vehicles
Property, Plant and Equipment [Line Items]
Property plant and equipment useful Life	6 years